INCOME TAX (Schedule of Income Tax Reconciliation) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
INCOME TAX [Abstract]
Pretax income	$ 38,002	$ 37,689	$ 27,864
Statutory tax rate	25.00%	25.00%	24.00%
Tax computed at the ordinary tax rate	9,500	9,422	6,687
Nondeductible expenses	1,701	418	506
Losses in respect of which no deferred taxes were generated (including reduction of deferred tax assets recorded in prior period)	137	1,087	757
Deductible financial expenses recorded to additional paid-in capital	(312)	(244)	136
Taxes in respect of prior years	5	(174)	(739)
Tax adjustment in respect of different tax rates	1,877	1,734	821
Utilization of losses of prior years in respect of which no deferred taxes were generated			(1,292)
Taxes in respect of withholding at the source from royalties	817	853	177
Adjustment in respect of tax rate deriving from "approved enterprises"	(467)	(233)	(801)
Other	(811)	(1,173)	(597)
Income tax expense (benefit)	$ 12,447	$ 11,690	$ 5,655